Share capital and reserves - Nature and purpose of other reserves (Details) £ in Thousands, $ in Thousands, shares in Millions	Jan. 24, 2025 GBP (£) shares	Jan. 24, 2025 USD ($) shares	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Share capital and reserves
Share based payment reserve			£ 29,183	£ 27,073
Warrant reserve			36,693	13,475
Merger reserve			54,841	54,841
Foreign currency translation reserve			6,061	3,910
Other reserves			126,778	£ 99,299
Underwritten public offering
Share capital and reserves
Issuance of warrants to related party	£ 23,553	$ 28,984
Tranche A Warrant
Share capital and reserves
Warrant reserve			9,006
Tranche A Warrant | Underwritten public offering
Share capital and reserves
Number of warrants issued | shares	7.5	7.5
Tranche B Warrant
Share capital and reserves
Warrant reserve			£ 14,212
Tranche B Warrant | Underwritten public offering
Share capital and reserves
Number of warrants issued | shares	7.5	7.5